Acquisition of MPC Capital (Details) € / shares in Units, € in Millions				12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 16, 2024 USD ($) shares	Dec. 16, 2024 EUR (€) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 16, 2024 € / shares
Acquisition of MPC Capital [Abstract]
Acquisition related costs				$ 0	$ 7,017,535	$ 0
Assets Acquired [Abstract]
Goodwill	$ 17,932,243			24,126,824	17,932,243
Goodwill [Roll Forward]
Beginning balance				17,932,243
Ending balance	17,932,243			24,126,824	17,932,243
Credit loss expenses				(1,640,626)	4,823	$ 0
Impairment of goodwill				$ 0
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] | Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member]
Liabilities Assumed [Abstract]
Goodwill previously included in assets held for sale	$ 3,238,569				$ 3,238,569
Brands [Member]
Liabilities Assumed [Abstract]
Estimated useful life				13 years
Favorable Contracts [Member]
Liabilities Assumed [Abstract]
Estimated useful life				5 years
MPC Capital [Member]
Acquisition of MPC Capital [Abstract]
Number of shares of common stock acquired (in shares) | shares		26,116,378	26,116,378
Percentage of shares acquired	74.09%	74.09%		73.96%	74.09%
Cash price per share (in euros per share) | € / shares							€ 7
Aggregate consideration excluding transaction related costs		$ 191,977,316	€ 182.8
Acquisition related costs					$ 7,017,535
Assets Acquired [Abstract]
Goodwill	$ 17,932,243	18,079,618		$ 24,126,824	17,932,243
Liabilities Assumed [Abstract]
Fair value of non-controlling shareholders		1,000,000
Goodwill [Roll Forward]
Beginning balance	18,079,618			17,932,243
Reclassification of goodwill included in assets held for sale				3,238,569
Finalization purchase price allocation				292,599
Net exchange differences during year	(147,375)			2,663,413
Ending balance	$ 17,932,243	18,079,618		24,126,824	17,932,243
Provision for doubtful accounts on trade receivables				449,556
Provision for doubtful accounts on trade receivables due from related parties				8,984,028
Credit loss expenses				0
Impairment of goodwill				0	$ 0
MPC Capital [Member] | Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] | Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member]
Liabilities Assumed [Abstract]
Goodwill previously included in assets held for sale				$ 3,238,569
MPC Capital [Member] | Brands [Member]
Liabilities Assumed [Abstract]
Estimated useful life	13 years				13 years
Goodwill [Roll Forward]
Fair value of estimated discount rate of intangible assets				6.50%
MPC Capital [Member] | Customer Relationship [Member]
Liabilities Assumed [Abstract]
Estimated useful life	25 years				25 years
MPC Capital [Member] | Order Backlog [Member]
Liabilities Assumed [Abstract]
Estimated useful life	6 years				6 years
Goodwill [Roll Forward]
Fair value of estimated discount rate of intangible assets				6.60%
MPC Capital [Member] | Favorable Contracts [Member]
Liabilities Assumed [Abstract]
Estimated useful life	5 years				5 years
Goodwill [Roll Forward]
Fair value of estimated discount rate of intangible assets				6.50%
MPC Capital [Member] | Non-contractual Customer Relationships [Member]
Goodwill [Roll Forward]
Fair value of estimated discount rate of intangible assets				6.60%
MPC Capital [Member] | Level 1 [Member]
Liabilities Assumed [Abstract]
Noncontrolling interests		54,700,000
MPC Capital [Member] | Preliminary Acquisition Price Allocation [Member]
Assets Acquired [Abstract]
Cash and cash equivalents		28,026,596
Account receivable trade, net		3,365,268
Due from related parties		9,779,850
Prepaid expenses and other assets		912,152
Income tax receivable		11,941,846
Assets held for sale		35,246,768
Derivative Assets		1,297,985
Property and equipment, net		2,075,104
Operating lease right-of-use assets		7,882,948
Intangible assets, net		19,574,760
Goodwill		18,079,618
Equity method investments		50,920,542
Equity method investments measured at fair value		113,694,883
Equity investments		5,228,041
Prepaid expenses and other assets		205,824
Deferred tax assets		1,841,537
Total assets acquired		310,073,722
Liabilities Assumed [Abstract]
Current portion of long-term debt, net		1,061,812
Accounts payable		616,988
Accrued liabilities		15,123,454
Due to related parties		203,177
Liabilities directly associated with assets held for sale		18,065,703
Derivative liabilities		1,520,984
Income tax payable		7,062,263
Operating lease liabilities		1,064,277
Long-term debt, net		2,625,300
Accrued liabilities		167,522
Operating lease liabilities		6,818,672
Deferred tax liabilities		8,142,701
Total liabilities assumed		62,472,853
Noncontrolling interests		55,623,553
Assets acquired less liabilities assumed and noncontrolling interests		191,977,316
Goodwill [Roll Forward]
Beginning balance	$ 18,079,618
Ending balance		18,079,618
MPC Capital [Member] | Final Acquisition Price Allocation [Member]
Assets Acquired [Abstract]
Cash and cash equivalents		28,026,596
Account receivable trade, net		3,365,268
Due from related parties		8,858,760
Prepaid expenses and other assets		912,152
Income tax receivable		11,941,846
Assets held for sale		35,246,768
Derivative Assets		1,297,985
Property and equipment, net		2,075,104
Operating lease right-of-use assets		7,882,948
Intangible assets, net		20,505,211
Goodwill		18,372,217
Equity method investments		50,920,542
Equity method investments measured at fair value		113,694,883
Equity investments		5,228,041
Prepaid expenses and other assets		205,824
Deferred tax assets		1,841,537
Total assets acquired		310,375,682
Liabilities Assumed [Abstract]
Current portion of long-term debt, net		1,061,812
Accounts payable		616,988
Accrued liabilities		15,123,454
Due to related parties		203,177
Liabilities directly associated with assets held for sale		18,065,703
Derivative liabilities		1,520,984
Income tax payable		7,062,263
Operating lease liabilities		1,064,277
Long-term debt, net		2,625,300
Accrued liabilities		167,522
Operating lease liabilities		6,818,672
Deferred tax liabilities		8,444,661
Total liabilities assumed		62,774,813
Noncontrolling interests		55,623,553
Assets acquired less liabilities assumed and noncontrolling interests		191,977,316
Goodwill [Roll Forward]
Beginning balance	18,372,217
Ending balance		18,372,217
MPC Capital [Member] | Adjustment [Member]
Assets Acquired [Abstract]
Due from related parties		(921,090)
Intangible assets, net		930,451
Goodwill		292,599
Total assets acquired		301,960
Liabilities Assumed [Abstract]
Deferred tax liabilities		301,960
Total liabilities assumed		301,960
Goodwill [Roll Forward]
Beginning balance	$ 292,599
Ending balance		$ 292,599